Note 11 - Taxation (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Income tax expenses [Text Block]
	Year Ended June 30
	2023			2022			2021
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	(52)	-	(52)	-	-	-
Foreign tax	(924)	-	(924)	818	-	818	(825)	(24)	(849)
Total current tax	(924)	-	(924)	766	-	766	(825)	(24)	(849)

Deferred tax
Current year
UK tax	-	-	-	(96)	-	(96)	(51)	-	(51)
Foreign tax	382	-	382	1,297	149	1,446	1,014	-	1,014
Total deferred tax	382	-	382	1,201	149	1,350	963	-	963

Total income tax	(541)	-	(541)	1,968	149	2,117	138	(24)	114

Reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Loss before income tax before continuing operations	(17,604)	(23,397)	(8,165)
Group weighted average corporation tax rate	29.1%	26.6%	22.2%
Tax at standard rate	5,118	6,224	1,813
Effects of:
Expenses that are not deductible for tax purposes			(833)
Adjustment to prior year tax provisions			137
Deferred tax assets not recognized on tax losses	(5,660)	(4,256)	(979)
Total income tax from continuing operation for the period recognized in the
Consolidated Statement of Comprehensive Income	(541)	1,968	138

Deferred tax [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Deferred tax assets	5,136	4,668	2,495
Deferred tax liabilities	(2,232)	(1,234)	(411)
Net deferred tax asset	2,904	3,434	2,084

Deferred tax assets and liabilities [Text Block]
Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668
Credit to comprehensive income	196	272	468
June 30, 2023	4,276	860	5,136
Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2020	-	-	-
Charged to comprehensive income	-	78	78
Acquisition of subsidiary	-	(489)	(489)
June 30, 2021	-	(411)	(411)
Charged to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)
Charged to comprehensive income		(998)	(998)
June 30, 2023	-	(2,232)	(2,232)